TRADE ACCOUNTS RECEIVABLE - Aging list of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aging list of trade accounts receivable
Trade accounts receivable	R$ 9,841,741	R$ 9,669,113
Current [member]
Aging list of trade accounts receivable
Trade accounts receivable	7,951,826	7,887,693
Not later than one month [member]
Aging list of trade accounts receivable
Trade accounts receivable	1,134,436	1,134,381
Later than one month and not later than two months [member]
Aging list of trade accounts receivable
Trade accounts receivable	261,861	270,926
Later than two months and not later than three months [member]
Aging list of trade accounts receivable
Trade accounts receivable	212,887	140,426
Later than three months and not later than four months [member]
Aging list of trade accounts receivable
Trade accounts receivable	147,320	138,234
Later than four months [member]
Aging list of trade accounts receivable
Trade accounts receivable	R$ 133,411	R$ 97,453